Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
SCHEDULE H (Form 5500), LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

AS OF DECEMBER 31, 2025

Employer Identification Number: 59-3547281
Plan Number: 001

		( c )
		Description of investment including maturity
	(b)	date, rate of interest, collateral, par, or	(d) Cost
(a)	Identity of issuer, borrower, lessor, or similar party	maturity value	***	Current value
	State Street Global Advisors	State Street Instl. US Govt MMkt Admin- Money Market Account - 5,037 shares		$5,037
	American Beacon Advisors Inc	American Beacon Large Cap Value Inv- Registered investment company - 83,932 shares		2,261,138
	Artisan Partners Holdings LP	Artisan International Value Investor- Registered investment company - 20,782 shares		1,114,119
	J.P. Morgan Investment Management Inc.	JPMorgan Midcap Growth - Registered investment company - 41,198 shares		2,043,416
	Loomis, Sayles & Company, LP	Loomis Sayles Small Cap Value- Registered investment company - 38,830 shares		779,326
	The Vanguard Group, Inc.	Vanguard Balanced Index Admiral- Registered investment company - 42,235 shares		2,188,197
	The Vanguard Group, Inc.	Vanguard International Growth Admiral- Registered investment company - 21,079 shares		2,402,745
	Pacific Investment Management Company, LLC	PIMCO Total Return Fund Class A- Registered investment company - 165,138 shares		1,463,123
*	Charles Schwab Investment Management, Inc.	Schwab S&P 500 Index Fund- Registered investment company - 538,087 shares		9,438,038
	T. Rowe Price	T. Rowe Price Blue Chip Growth - Registered investment company - 31,452 shares		6,615,061
	Principal Global Investors Trust Company	Morley Stable Value Fund- Common collective trust fund - 85,076 shares		2,578,324
*	Charles Schwab Trust Bank	Schwab Managed Retirement Trust 2010 Cl IV- Common collective trust fund - 2,934 shares		109,015
*	Charles Schwab Trust Bank	Schwab Managed Retirement Trust 2020 Cl IV- Common collective trust fund - 16,388 shares		730,590
*	Charles Schwab Trust Bank	Schwab Managed Retirement Trust 2030 Cl IV- Common collective trust fund - 31,383 shares		1,798,584
*	Charles Schwab Trust Bank	Schwab Managed Retirement Trust 2040 Cl IV- Common collective trust fund - 36,580 shares		2,433,296
*	Charles Schwab Trust Bank	Schwab Managed Retirement Trust 2050 Cl IV- Common collective trust fund - 22,522 shares		854,716
*	Charles Schwab Trust Bank	Schwab Managed Retirement Trust 2060 Cl IV- Common collective trust fund - 2,222 shares		62,113
*	Charles Schwab Trust Bank	Schwab Managed Retirement Trust Inc Cl IV- Common collective trust fund - 3,174 shares		80,896
*	Star Equity Holdings, Inc.	Star Equity Holdings, Inc. Stock Fund - Employer securities - 13,148 shares		147,915
**		Various - self-directed brokerage accounts		1,600,582
	Total investments			$38,706,231
*		Participant loans, with varying maturity dates ranging from 2026 to 2030, and interest rates ranging from 7.25% to 8.50%		$81,707

*    A party-in-interest as defined by ERISA.
**    Self-Directed Brokerage Accounts include investments of $364,241 in registered investment companies that are parties-in-interest as defined by ERISA.
***    Cost omitted for participant-directed investments

See accompanying Report of Independent Registered Public Accounting Firm.